Schedule of carrying amounts of lease liabilities and the movements during the period (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Leases
Balance as of April 1	₨ 251,228	₨ 269,659
Additions	13,049	33,395
Finance cost accrued during the period (Refer note 16)	32,267	35,992
Deletions		(9,956)
Payment of lease liabilities	(80,803)	(77,864)
Effects of movements in foreign exchange rates		2
Balance as of March 31	₨ 215,741	₨ 251,228